Equity - Schedule of Grants of Deferred Share Units, Restricted Share Units and Performance Share Units under Long-Term Incentive Plan (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	113
Granted | shares	222	113
Ending balance | shares	335	113
Beginning balance, Fair Value	$ 415
Granted, Fair Value	501	$ 492
Change in value, Fair Value	(634)	(77)
Ending balance, Fair Value	$ 282	$ 415
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	175
Granted | shares	322	175
Forfeited | shares	(138)
Ending balance | shares	359	175
Beginning balance, Fair Value	$ 643
Granted, Fair Value	769	$ 762
Forfeited,Fair Value	(147)
Change in value, Fair Value	(962)	(119)
Ending balance, Fair Value	$ 303	$ 643
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | shares	175
Granted | shares	322	175
Forfeited | shares	(121)
Ending balance | shares	376	175
Beginning balance, Fair Value	$ 1,090
Granted, Fair Value	791	$ 1,318
Forfeited,Fair Value	(134)
Change in value, Fair Value	$ (1,747)	(228)
Ending balance, Fair Value		$ 1,090